Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 43,346,552	¥ 42,516,480
Carrying amount of variable interests, Liabilities	40,544,920	39,760,029
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,005,000	3,225,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,116,000	3,335,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	37,000	30,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	37,000	30,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	50,000	60,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	50,000	60,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,015,000	2,362,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,015,000	2,362,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	149,000	195,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	149,000	195,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	15,000	3,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	15,000	3,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	721,000	556,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	721,000	556,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	18,000	19,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	18,000	19,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 111,000	¥ 110,000